Transactions With Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9: TRANSACTIONS WITH RELATED PARTIES
Management fees: On November 18, 2014, the Company entered into a Management Agreement with the Manager pursuant to which the Manager provides commercial and technical management services to Navios Midstream's vessels for a daily fee of $9.5 per VLCC tanker vessel that has been fixed for the first two years. Total management fees for each of the three and six month periods ended June 30, 2015 amounted to $3,705 and $7,125, respectively. Total management fees for each of the three and six month periods ended June 30, 2014 amounted to $3,574 and $7,174, respectively.
General and administrative expenses: On November 18, 2014, Navios Midstream entered into a new Administrative Services Agreement with the Manager, expiring on November 18, 2019, pursuant to which the Manager provides certain administrative management services to Navios Midstream which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses.
For each of the three and six month periods ended June 30, 2015, the expense arising from the administrative services rendered by the Manager to the Company's vessels amounted to $214 and $414, respectively. For each of the three and six month periods ended June 30, 2014, the expense arising from the administrative services rendered by the Manager to the Company's vessels amounted to $200 and $400, respectively.
Balances due from / to related parties: Balances due from related parties relate to amounts due from Navios Holdings for dry-docking expenses of two of our VLCCs. Amounts due from Navios Holdings as of June 30, 2015, were $3,800, while as of December 31, 2014 the amount due to Navios Holdings was $62.
Balances due to related parties relate to amounts due to Navios Holdings and its subsidiaries, as well as, Navios Acquisition. Amounts due to Navios Acquisition as of June 30, 2015 and December 31, 2014 were $0 and $674, respectively. The balance mainly consisted of management fees, administrative fees and other operating expenses.
Omnibus Agreement: On November 18, 2014, Navios Midstream entered into an omnibus agreement, with Navios Acquisition, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.
Under the omnibus agreement, Navios Midstream and its subsidiaries granted to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition granted a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tanker, refined petroleum product tanker, LPG tanker or chemical tanker under charter for five or more years it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.
Backstop Agreements: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in  the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Option to Purchase General Partner Interest: Navios Holdings has a ten-year option to purchase a minimum of 25% of the general partner interest held by the general partner, the incentive distribution rights held by the general partner and/or the membership interests in the general partner from Navios Acquisition, each at fair market value. The option expires on November 18, 2024.
Option Vessels: On November 18, 2014, Navios Midstream entered into a share purchase agreement with Navios Acquisition, pursuant to which Navios Midstream will have options, that are exercisable through November 18, 2016, to acquire the capital stock of up to seven vessel-owning subsidiaries of Navios Acquisition that own seven VLCC vessels and the related time charters. In June 2015, Navios Midstream exercised its option and acquired two of the seven vessels, the Nave Celeste and the C. Dream and holds options to acquire the capital stock for five vessel-owning subsidiaries of Navios Acquisition.